Employee benefits - Summary of Assumptions Used Defined Benefit Provident Fund Plan (Detail) - Defined Benefit Provident Fund Plan [Member]	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of defined benefit plans [line items]
Discount rate	7.10%	6.90%
Expected rate of return on plan assets	8.00%
Remaining term to maturity of portfolio	13 years 6 months	26 years 9 months 7 days
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Expected rate of return on plan assets		8.20%
Top of range [member]
Disclosure of defined benefit plans [line items]
Expected rate of return on plan assets		8.40%